STATEMENTS OF CASH FLOWS - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (4,779,782)	$ (7,580,615)
Interest earned on marketable securities held in Trust Account	(290,672)	(2,003,660)
Unrealized gain on marketable securities held in Trust Account	(40,109)	0
Underwriting fees and offering costs allocated to warrant liabilities	1,051,990	0
Change in fair value of warrant liabilities	3,937,500	4,393,750
Prepaid expenses and other current assets	(113,049)	(121,118)
Accounts payable and accrued expenses	5,224	3,400,239
Net cash used in operating activities	(228,898)	(1,911,404)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(287,500,000)	0
Net cash used in investing activities	(287,500,000)	0
Cash Flows from Financing Activities:
Capital contributions - ordinary shares	281,750,000	0
Proceeds from sale of Private Placement Warrants	8,750,000	0
Proceeds from promissory note - related party	198,959	0
Repayment of promissory note - related party	(198,959)	0
Payment of offering costs	(488,740)	0
Net cash provided by financing activities	290,011,260	0
Net increase in cash, cash equivalents, and restricted cash	2,282,362	(1,911,404)
Cash - Beginning	0	2,282,362
Cash - Ending	2,282,362	370,958
Non-cash investing and financing activities:
Initial classification of Class A ordinary shares subject to possible redemption	247,917,190	0
Change in fair value of Class A ordinary shares subject to possible redemption	(3,721,225)	(7,580,621)
Deferred underwriting fee	10,062,500	0
Offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	$ 25,000	$ 0